Concentration of Risk	12 Months Ended
Jun. 30, 2020
Risks and Uncertainties [Abstract]
Concentration of risk

Note 15 – Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of June 30, 2020 and 2019, $130,154 and $267,636 were deposited in banks located in the PRC, respectively. $40,085 and nil of these balances are not covered by insurance as the deposit insurance system in China only insured each depositor at one bank for a maximum of approximately $70,000 (RMB 500,000). The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD $500,000 (approximately $73,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2020 and June 30, 2019, $614,255 and $1,736,989 were deposited in banks located in Hong Kong, respectively. $544,570 and nil of these balances are not covered by insurance.

Customer concentration risk

For the year ended June 30, 2020, three customers accounted for 40.5%, 18.4% and 13.8% of the Company's revenues. For the year ended June 30, 2019, three customers accounted for 33.7%, 14.3% and 13.6% of the Company's revenues.

As of June 30, 2020, three customers accounted for approximately 90.6% of the Company's accounts receivable. As of June 30, 2019, five customers accounted for approximately 86.9% of the Company's accounts receivable.